DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, AND LIQUIDITY (Details)		12 Months Ended
	Nov. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item shares	Dec. 31, 2021 USD ($)
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, AND LIQUIDITY
Condition for future business combination number of businesses minimum | item		1
Gross proceeds			$ 169,500,000
Transaction costs	$ 12,644,008
Underwriting fees	3,000,000
Deferred underwriting fee payable	9,075,000	$ 9,075,000	9,075,000
Other offering costs	569,008
Investment of cash into trust account	$ 175,950,000		$ 175,950,000
Proceeds from sale of equity and warrants per unit placed in trust account (in dollar per unit) | $ / shares	$ 10.20
Condition for future business combination use of proceeds percentage		0.80
Condition for future business combination threshold percentage ownership		0.50
Condition for future business combination threshold net tangible assets		$ 5,000,001
Redemption limit percentage without prior consent		0.15
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)		100.00%
Months to complete business combination		15 months
Paid in trust account		$ 162,131,530
Redemptions amount paid		$ 716,610
Threshold trading days for redeem the public shares		10 days
Maximum allowed dissolution expenses		$ 100,000
Operating bank accounts		1,094,384
Securities held in trust account		16,182,549
Working capital		63,692
Interest income held in trust account		1,647,468
Cash withdrawn from Trust Account to pay franchise and income taxes		672,620
Cash withdrawn from Trust Account in connection with redemption		$ 161,414,919
Public Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, AND LIQUIDITY
Number of shares outstanding | shares		1,502,203
Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, AND LIQUIDITY
Number of shares right to redeem in trust account | shares		15,747,797
Initial Public Offering
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, AND LIQUIDITY
Number of units sold | shares	17,250,000
Gross proceeds	$ 172,500,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, AND LIQUIDITY
Sale of private placement warrants (in shares) | shares	8,200,000
Price of warrant | $ / shares	$ 1.00
Proceeds from sale of private placement warrants	$ 8,200,000
Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, AND LIQUIDITY
Number of units sold | shares	2,250,000
Purchase price, per unit | $ / shares	$ 10.00